Members of the Supervisory Board - Schedule of Supervisory Board Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 14,252	€ 11,349	€ 5,753
Dr. Ulrich Granzer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	30	30
Jürgen Baumann [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	23	23
John Borer [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15
Reinhard Eyring [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	14
Hansjörg Plaggemars [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15
Mark Reeth [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid		12
Kevin Weber [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	15	15
Supervisory Board Members [Member]
MembersofManagementBoardLineItems [Line Items]
Compensation paid	€ 112	€ 110